PIPE Financing and de-SPAC Transaction (Additional Information) (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($) shares
Number of units issued in transaction (in Shares) | shares	24,343,711
Purchase aggregate value	$ 260.9
Legal fees	12.4
Professional Fees	0.1
Net Proceeds from Issuance of Common Stock	$ 112.3
Outstanding and unexercised common stock converted into aggregate common stock | shares	38,924,563
Option [Member]
Outstanding and unexercised common stock converted into aggregate common stock | shares	4,078,552